Schedule of non-cash transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Non-cash Transactions
Initial adoption – IFRS 16			R$ 2,436,333
Amortization of debt with investments (Financial investments / Loans and financing)	198,270
Deposits applied in lease agreements (Deposits / Leases)	41,974	77,009	6,974
Factoring (Suppliers - factoring / Loans and financing)		411,457
Acquisition of PPE through financing (Property, plant and equipment / Loans and financing)		25,974	164,234
Capitalized deposits (Deposits / Property, plant and equipment)		39,729
Right of use of flight equipment (Property, plant and equipment / Leases)	2,295,903	165,146	957,026
Lease agreement renegotiation (Property, plant and equipment / Leases)	778,379	221,248
Sale-leaseback (Property, plant and equipment / Leases)	209,065	289,102
Provision for aircraft return (Property, plant and equipment / Provisions)	27,024
Post-employment benefit actuarial gain (Provisions / Equity valuation adjustments)	41,524	13,921	87,541
Unrealized income (expenses) of derivatives (Derivative assets / Equity valuation adjustments)	328,955		30,021
Capital increase issuing shares to non-controlling shareholders (Share capital / Non-controlling interest)	606,839
Capital reserve recognized	744,450
Income from treasury shares sold (Treasury shares / Capital reserves)	279
Treasury shares transferred (Treasury shares / Capital reserves)	19,834
Effects of change in equity interest (Capital reserves / Non-controling interest)		(352)	(649)
Interest on shareholders equity for distribution, net of taxes		23,139
Dividends			238,359
Share-based payment (Capital/Share-based payment)			R$ (31,222)